Leases (Details) - Schedule of Components of Lease Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Components of Lease Expenses [Abstract]
Opening Balance	$ 176
Additions		344
Finance cost accrued during the year	4	13
Payment of lease liability	180	181
Closing Balance		$ 176